Leases - Supplemental Cash Flows And Other Information (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Leases
New Assets Obtained in Exchange for Operating Lease Liabilities	$ 4,104,760	$ 847,445	$ 882,029	$ 478,815
Operating Cash Flows Paid for Operating Leases			$ 1,843,281	$ 1,505,313